                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-09237

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  1111 East Warrenville Road, Naperville,
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Asset Management,
                                         Inc., 1111 East Warrenville Road,
                                         Naperville, Illinois
                                         60563-1493

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  December 31, 2003

DATE OF REPORTING PERIOD:  January 1, 2003 through December 31, 2003

                        Item 1. Reports to Stockholders

                                   CALAMOS(R)

                          STRATEGIES FOR SERIOUS MONEY(R)



                          GROWTH AND INCOME PORTFOLIO

                                  ANNUAL REPORT
                                DECEMBER 31, 2003


                           [CALAMOS INVESTMENTS LOGO]



                        CALAMOS FINANCIAL SERVICES, INC.
                            1111 E. Warrenville Road
                         Naperville, Illinois 60563-1463
                                  800.582.6959
                                 www.calamos.com

                       [CALAMOS INVESTMENTS LOGO]


CALAMOS GROWTH AND INCOME PORTFOLIO
A message from the President

Dear Contract Owners:

For the year ended December 31, 2003, the CALAMOS Growth and Income Portfolio, offered through the Kansas City Life Century II Variable Products, gained 25.76%* nearly in line with the gain of the S&P 500 index(1), which returned 28.68%, and outpaced the Value Line Convertible Index(2), which returned 24.22%.

As we mentioned in a letter earlier in the year, the name of the Portfolio has been changed from the CALAMOS Convertible Portfolio to the CALAMOS Growth and Income Portfolio. This change was made to permit us to follow the same strategy the Portfolio has utilized since its inception in various market cycles and remain in conformity with SEC regulations. Rest assured that there has been no change in our investment approach as a result of this name change. More details on the Portfolio's investment process can be found in the enclosed Management Review & Outlook.

Going back to 2002, we saw the CALAMOS Growth and Income Portfolio perform as intended on the downside, limiting losses relative to the equity market and to the broad convertible market as well. In 2003, the CALAMOS Growth and Income Portfolio again performed as expected, this time on the upside. We managed to capture nearly 90% of the stock market's gains while still maintaining a much more conservative risk/reward profile, and the Portfolio once again outperformed the broad convertible market.

For more than 25 years of up and down markets, CALAMOS INVESTMENTS has helped investors achieve their long-term financial goals with a disciplined convertible investment strategy. We are glad to be part of the Century II lineup, and we thank you for your ongoing investment in the CALAMOS Growth and Income Portfolio.


Sincerely,


----------------------------
/s/ John P. Calamos, Sr.
John P. Calamos, Sr.
Chairman, Chief Executive Officer and Chief Investment Officer
CALAMOS ASSET MANAGEMENT, INC.
January 15, 2004



In addition to market risk, there are certain risks associated with an investment in a convertible bond such as default risk (risk that the company issuing a convertible security will be unable to repay principal and interest) and interest rate risk (risk that the security may decrease in value if interest rates increase).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

(1) The S&P 500 Stock Index is an unmanaged index generally considered representative of the U.S. stock market.
(2) The Value Line Convertible Index is an equally weighted index of the largest 585 convertibles. Selection is based on issue size and trading statistics. The index represents 90% of the market. Source: Russell/Mellon Analytical Services. (*) Net of all fees and expenses charged by Calamos Asset Management, Inc.

This report has been prepared by CALAMOS ASSET MANAGEMENT INC. (CAM), the Portfolio's adviser, for information purposes; any opinions expressed herein reflect our judgment as of this date and are subject to change at any time without notice. The forecasts may not prove true. This report should be preceded or accompanied by a prospectus. Please read the prospectus carefully before you invest or send money.

MANAGEMENT REVIEW & OUTLOOK

WHAT IS THE GROWTH AND INCOME PORTFOLIO AND WHO SHOULD INVEST IN IT?

To begin, it should be noted that in 2003, the name of the Portfolio was changed from the CALAMOS Convertible Portfolio to the CALAMOS Growth and Income Portfolio to permit us to follow the same strategy the Portfolio has utilized since its inception in various market cycles and remain in conformity with SEC regulations.

The Growth and Income Portfolio still dynamically allocates among stocks, corporate bonds and convertible securities. The Portfolio attempts to keep a consistent balance between risk and reward over the course of the market cycle. As the market environment alters, CALAMOS ASSET MANAGEMENT, INC. will change the blend of securities to keep the risk level consistent over time. At some points in the market cycle, the use of one type of security may make up a substantial portion of the portfolio, while at other times a given security type may have minimal or no representation, depending on market conditions.

As before, the Portfolio will make use of convertible securities, a type of investment `hybrid' which combines the upside potential of equities with potential downside protection provided by bonds. The potential equity upside growth comes from the option to convert the security into a specified number of shares of common stock as the issuing company grows. The potential bond downside protection comes from the regular income a convertible security generally pays before the option is exercised. The Portfolio uses convertibles because they fit well with its investment objective: high long-term total return through growth and current income.

There are instances in which the Portfolio may hold fewer convertibles in order to maintain its desired balance between risk and reward. For example, at times the Portfolio may be invested more heavily in equities, while at other times it may contain more "straight" bonds (bonds that, unlike convertibles, do not include the option to be exchanged for stock).

Thus, despite its name change, the Portfolio remains appropriate for investors who seek the potential to participate in a significant part of the stock market's gains but who are also concerned about preserving their capital during a downturn.

WHAT FACTORS HAD A SIGNIFICANT IMPACT ON THE CALAMOS GROWTH AND INCOME
PORTFOLIO?

In 2003, security selection in Technology, the sector weighting in Energy, and both selection and sector weightings in Consumer Growth Staples enhanced Portfolio performance, relative to the benchmark. On the other hand, security selection in Utilities, sector weightings in Consumer Cyclicals, and both security selection and sector weightings in Telecommunications and Basic Industries detracted from performance for the year.

Adhering to our investment discipline did hold back the Portfolio somewhat, as more speculative securities, generally of lower credit quality, and of smaller and sometimes distressed businesses, outperformed securities issued by companies which, in our opinion, had much stronger balance sheets and much more sustainable growth rates. For example, during the fourth quarter, the Portfolio's weightings and security selection among small caps, and its selections in the BB credit quality range detracted on a relative basis from its return.

Looking forward, we believe that the market will recognize the value of more stable, steadily growing businesses and rotate toward names with an appropriate risk/reward balance. Already in the fourth quarter, we saw evidence that the market had started to recognize higher-quality names in the large-cap arena, where our security selection added value. Likewise, among the higher-rated credits in the BBB and A range, careful choices boosted returns relative to the benchmark.

Believing that, in the long run, the best way to enhance an investor's capital is not to lose any, our strategy will generally keep us from participating in any rapid run-up, such as we saw in the fourth quarter, but we seek to recover those gains and then some in more normal market conditions.

WHAT IS THE OUTLOOK FOR THE CALAMOS GROWTH AND INCOME PORTFOLIO?

After three straight years of negative returns from the broad stock market, many investors began 2003 too hesitant to get back into the market. Our outlook throughout 2003 was positive, however, believing that the negative sentiments which deterred many investors - the high levels of consumer debt and correspondingly low levels of personal savings; the immediate fears of terrorism and the long-term effects of the war in Iraq, the trade deficit, and the general worry about valuations - were overstated.

Our view throughout 2003 was that it was rational for individuals to invest in their own homes, rather than saving, given the respective rates of return offered by each choice (roughly 6% and less than 1%, respectively). Our response to war, terrorism, or other dangers was, as always, to diversify. The trade deficit reflected, and in our view continues to reflect, the willingness of foreigners to invest in the United States, which they regard as a safer and potentially more lucrative than any alternative. Finally, the worry about valuations came from mistakenly assuming that the whole market was caught up in a price bubble, when in fact only about a third of the market was really overheated.

What's more, we continue to regard discussions about the valuation of "the market" as misleading for two reasons. First, as active managers, we purchase individual securities, not broad groups or the whole market. Second, we look at free cash flow, rather than earnings (the denominator in the overused--and misused-- Price-to-Earnings ratio). For more than 25 years, we have treated free cash flow, or simply what a company has left after it has satisfied all of its outstanding liabilities, as a more accurate representation of its ability to make money than earnings, which can be manipulated.

Our study of individual companies' cash flows leads us to those which are earning a high return on invested capital as a result of having restructured their businesses over the past several years. Now, with capital expenditures increasing, companies that can generate strong returns on this additional level of investment will grow strongly. Our current portfolio weightings and security selections favor these steadily growing companies.

In sum, we believe that the recovery is real, that the stimulus provided by the tax cuts will persist throughout 2004, and that the market will continue to rotate toward selected firms with strong balance sheets, high returns on invested capital, and genuine prospects of long-term growth, and the makeup of the Portfolio reflects these convictions.

CALAMOS GROWTH AND INCOME PORTFOLIO
Average Annual Total Return* as of 12/31/03

                  SINCE INCEPTION                  ONE YEAR                   THREE YEAR
                (5/19/99-12/31/03)
           -----------------------------------------------------------------------------------------
                       9.08%                        25.76%                       4.69%
           Returns are net of all fees and expenses incurred by the Portfolio.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Due to ongoing market volatility, performance is subject to substantial short-term fluctuations.

*Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average, assuming reinvestment of income and capital gain distributions. Note: Without expense limits, the Portfolio's total return would have been lower.



CALAMOS GROWTH AND INCOME PORTFOLIO
Growth of a $10,000 Investment
5/19/99 to 12/31/03


               CALAMOS Grw & Inc Portfolio (Advisor Tr)(Monthly)
                                  [Line Graph]

                                                 Calamos Growth                            Value Line
                                              and Income Portfolio                      Convertible Index
               Beginning                              10000                                   10000
          1999       9/30/1999                     9776.462364                             9898.706043
                    12/31/1999                     11972.24435                             10914.83261
          2000       3/31/2000                     12493.85686                             11667.71879
                     6/30/2000                     12436.66107                             11031.10348
                     9/30/2000                     13312.38312                             11080.65993
                    12/31/2000                     12656.55061                             9790.507457
          2001       3/31/2001                     11926.48316                             9580.419609
                     6/30/2001                     12288.31038                             10380.83886
                     9/30/2001                     11245.61834                             9396.755385
                    12/31/2001                     12040.19791                              10042.0335
          2002       3/31/2002                     12340.51001                             10122.24352
                     6/30/2002                     12042.38069                             9399.588128
                     9/30/2002                     10997.49065                             8725.680232
                    12/31/2002                     11545.78081                             9538.444606
          2003       3/31/2003                     11616.66625                             9980.998768
                     6/30/2003                     13058.86706                             11052.80848
                     9/30/2003                     13353.65519                             11037.64997
                    12/31/2003                     14516.72188                              11848.4806


SOURCE: RUSSELL/MELLON ANALYTICAL SERVICES, INC.

This chart compares the Portfolio's performance to that of the Value Line Convertible Index with net distribution over time. This index is an unmanaged broad-based statistical composite and its performance does not include sales charges or fees that would be paid by an investor purchasing the securities it represents. Such costs would lower performance. The historical performance of the index is shown for illustrative purposes only; it is not meant to forecast, imply or guarantee the future performance of any investment vehicles. It is not possible to invest directly into an index. Results are hypothetical.

Inception of the Portfolio is 5/19/99.  Value Line Investment begins 5/1/99.

PORTFOLIO MANAGERS



[JOHN P. CALAMOS, SR. PHOTO] JOHN P. CALAMOS, SR.
                             Chairman, Chief Executive Officer and Chief
                             Investment Officer

         -        Over 30 years of investment management experience
         - Authority on convertibles, listed call options and other hedging techniques
         -        Authored two books on convertible investing, the latest:
                  Convertible Securities, the Latest Instruments, Portfolio Strategies and Valuation Analysis, 1998
         -        Member of the Investment Analysts Society of Chicago
         -        BS Economics - Illinois Institute of Technology
         -        MBA Finance - Illinois Institute of Technology



[NICK P. CALAMOS, CFA PHOTO] NICK P. CALAMOS, CFA
                             Senior Executive Vice President, Head of
                             Investments and Chief Investment Officer

         -        Approximately 20 years of investment management experience
         -        Oversees research and portfolio management for the firm
         - Author: Convertible Arbitrage, Insights and Techniques for Successful Hedging
         -        Member of the Investment Analysts Society of Chicago
         -        Chartered Financial Analyst
         -        BS Economics - Southern Illinois University
         -        MS Finance - Northern Illinois University

                 CALAMOS GROWTH AND INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS DECEMBER 31, 2003

    PRINCIPAL                                                           PRINCIPAL
     AMOUNT                                                VALUE         AMOUNT                                          VALUE
-------------------------------------------------------------------   ------------------------------------------------------------
Convertible Bonds (55.1%)                                               $225,000  International Game Technology (b)
                CAPITAL GOODS - INDUSTRIAL (9.0%)                                 0.000%,  01/29/33                       $180,281
     $100,000   Agco Corp.                                               400,000  Lear Corp. (b)
                1.750%,  12/31/33                          $111,875               0.000%,  02/20/22                        210,500
      135,000   Briggs & Stratton Corp. (b)                              660,000  Royal Caribbean Cruises, Ltd.
                5.000%,  05/15/06                           187,144               0.000%,  02/02/21                        320,100
                General Motors Corp. (c)                                 260,000  Walt Disney Company
      375,000   5.250%,  03/06/32                           403,050               2.125%,  04/15/23                        276,575
                                                                                                                       ------------
      142,500   6.250%,  07/15/33                           184,110                                                      1,647,050
                                                                                                                       ------------
      185,000   Kaydon Corp. (b)                                                  CONSUMER GROWTH STAPLES (13.8%)
                4.000%,  05/23/23                           207,200       55,000  AmerisourceBergen Corp. (b)
                Tyco International, Ltd. (b)                                      5.000%,  12/01/07                         66,275
      385,000   3.125%,  01/15/23                           528,413      150,000  Cendant Corp.
      310,000   2.750%,  01/15/18                           397,186               3.875%,  11/27/11                        162,750
                                                         -----------
                                                          2,018,978      210,000  Hasbro, Inc. (b)
                                                         -----------
                CAPITAL GOODS - TECHNOLOGY (14.1%)                                2.750%,  12/01/21                        247,800
      110,000   Advanced Micro Devices, Inc.                             355,000  Invitrogen Corp. (b)
                4.750%,  02/01/22                           112,750               2.000%,  08/01/23                        442,863
      400,000   Agilent Technologies, Inc.                                        Liberty Media Corp. (Time Warner)
                3.000%,  12/01/21                           439,000      200,000  0.750%,  03/30/23 (b)                    237,000
      136,000   First Data Corp.                                         100,000  0.750%,  03/30/23                        118,500
                2.000%,  03/01/08                           147,900      165,000  Liberty Media Corp. (Viacom, Inc.)
      390,000   Juniper Networks, Inc. (b)                                        3.250%,  03/15/31                        172,425
                0.000%,  06/15/08                           453,375      145,000  Pharmaceutical Resources, Inc. (b)
      110,000   Keane, Inc.                                                       2.875%,  09/30/10                        160,225
                2.000%,  06/15/13                           115,984       45,000  Quanta Services, Inc.
      110,000   Kulicke and Soffa Industries, Inc.                                4.500%,  10/01/23                         47,475
                0.500%,  11/30/08                           106,150      240,000  Reebok International, Ltd. (b)
      180,000   Liberty Media Corp. (Motorola) (b)                                4.250%,  03/01/21                        264,600
                3.500%,  01/15/31                           151,650      545,000  Roche Holdings, Inc. (Genentech) (b)
      185,000   LSI Logic Corp. (b)                                               0.000%,  01/19/15                        446,219
                4.000%,  05/15/10                           206,506      225,000  Teva Pharmaceutical Industries, Ltd.
      200,000   L-3 Communications Holdings                                       0.375%,  11/15/22                        313,313
                5.250%,  06/01/09                           253,500      315,000  Watson Pharmaceuticals, Inc. (b)
      160,000   Micron Technology, Inc.                                           1.750%,  03/15/23                        416,192
                                                                                                                       ------------
                2.500%,  02/01/10                           212,400                                                      3,095,637
                                                                                                                       ------------
       65,000   Photronics, Inc. (b)                                              CONSUMER STAPLES (1.6%)
                4.750%,  12/15/06                            64,675      100,000  Bunge, Ltd (b)
      390,000   STMicroelectronics N.V.                                           3.750%,  11/15/22                        117,125
                0.000%,  07/05/13                           419,738      340,000  General Mills, Inc. (b)
      125,000   Symantec Corp.                                                    0.000%,  10/28/22                        239,700
                                                                                                                       ------------
                3.000%,  11/01/06                           257,031                                                        356,825
                                                                                                                       ------------
      185,000   Veritas Software Corp. (b)                                        ENERGY (2.4%)
                0.250%,  08/01/13                           202,574       90,000  Halliburton Company, Inc. (b)
                                                         -----------
                                                          3,143,233               3.125%,  07/15/23                         93,713
                                                         -----------
                CONSUMER CYCLICAL (7.4%)                                 240,000  Nabors Industries, Inc.
      200,000   Best Buy Company, Inc.                                            0.000%,  06/15/23                        221,700
                0.684%,  06/27/21                           151,250      225,000  Schlumberger, N.V.
       50,000   Church & Dwight Co., Inc. (b)                                     2.125%,  06/01/23                        223,594
                                                                                                                       ------------
                5.250%,  08/15/33                            58,625                                                        539,007
                                                                                                                       ------------
      300,000   Four Seasons Hotels, Inc.                                         FINANCIAL (2.7%)
                0.000%,  09/23/29                           103,500      169,000  Providian Financial Corp.
                Gap, Inc.                                                         4.000%,  05/15/08                        196,040
      140,000   5.750%,  03/15/09 (b)                       215,425      300,000  Select Insurance Group (b)
       85,000   5.750%,  03/15/09                           130,794               1.616%,  09/24/32                        143,250



               See accompanying Notes to Schedule of Investments

                      CALAMOS GROWTH AND INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS DECEMBER 31, 2003

 PRINCIPAL                                                          NUMBER OF
  AMOUNT                                              VALUE         SHARES                                                VALUE
---------------------------------------------------------------   ------------------------------------------------------------------
  $85,000   Silicon Valley Bancshares (b)                                    ENERGY (1.8%)
            0.000%,  06/15/08                         $100,406        3,700  Kerr-McGee Corp. (Devon)
  171,250   Travelers Property Casualty Corp. (c)                            5.500%                                        $184,630
            0.000%,  04/15/32                          168,853        8,400  Valero Energy Corp.
                                                    -----------
                                                       608,549               2.000%                                         216,300
                                                    -----------                                                         ------------
            TELECOMMUNICATIONS (3.9%)                                                                                       400,930
                                                                                                                        ------------
  180,000   Andrew Corp. (b)                                                 FINANCIAL (2.6%)
            3.250%,  08/15/13                          212,625        3,550  Commerce Capital Trust II (b)
  170,000   Comverse Technology, Inc. (b)                                    5.950%                                         213,000
            0.000%,  05/15/23                          200,600        3,475  National Australia Bank, Ltd.
   66,000   Corning, Inc.                                                    7.875%                                         132,745
            3.500%,  11/01/08                           82,088        1,000  Reinsurance Group of America, Inc.
  100,000   Nextel Communications, Inc.                                      5.750%                                          58,625
            6.000%,  06/01/11                          124,500          775  State Street Corp.
  145,000   UTStarcom, Inc. (b)                                              6.750%                                         188,310
                                                                                                                        ------------
            0.875%,  03/01/08                          247,406                                                              592,680
                                                    -----------                                                         ------------
                                                       867,219               TELECOMMUNICATIONS (1.4%)
                                                    -----------
                                                                      5,300  ALLTEL Corp.
            UTILITIES (0.2%)                                                 7.750%                                         263,410
   50,000   CenterPoint Energy, Inc. (b)                              1,000  General Cable Corp. (b)
            3.750%,  05/15/23                           53,375               5.750%                                          58,875
                                                    -----------                                                         ------------
                                                                                                                            322,285
                                                                                                                        ------------
            TOTAL CONVERTIBLE BONDS                                          UTILITIES (0.6%)
            (Cost $10,993,857)                      12,329,873        4,200  CenterPoint Energy, Inc. (Time Warner)
                                                    -----------
                                                                             2.000%                                         135,492
                                                                                                                        ------------
    NUMBER OF
      SHARES                                              VALUE                       TOTAL CONVERTIBLE
------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (19.0%)                                                   PREFERRED STOCK
            CAPITAL GOODS - INDUSTRIAL (2.5%)                                (Cost $3,636,103)                            4,260,662
                                                                                                                        ------------
   10,000   Ford Motor Company Capital Trust II
            6.500%                                     558,500       COMMON STOCK (23.8%)
                                                    -----------
            CAPITAL GOODS - TECHNOLOGY (2.7%)                                CAPITAL GOODS - TECHNOLOGY (9.5%)
    4,400   Motorola, Inc.                                           17,400  Brooks Automation, Inc. (a)                    420,558
            7.000%                                     191,092       22,500  Cisco Systems, Inc. (a)                        546,525
      650   Northrop Grumman Corp.                                   10,100  Cypress Semiconductor Corp. (a)                215,736
            7.250%                                      67,405        4,800  Electronic Arts, Inc. (a)                      229,344
    2,650   Xerox Corp.                                              30,900  EMC Corp. (a)                                  399,228
            6.250%                                     344,500        9,400  Intel Corp.                                    302,680
                                                    -----------                                                         ------------
                                                       602,997                                                            2,114,071
                                                    -----------                                                         ------------
            CONSUMER GROWTH STAPLES (4.1%)
    2,100   Anthem, Inc.                                                     CONSUMER CYCLICAL (2.7%)
            6.000%                                     185,283        8,000  International Game Technology                  285,600
    7,800   Baxter International, Inc.                                3,000  Nordstrom, Inc.                                102,900
            7.000%                                     430,950        9,300  Walt Disney Company                            216,969
                                                                                                                        ------------
    5,800   Cendant Corp.                                                                                                   605,469
                                                                                                                        ------------
            7.750%                                     290,348               CONSUMER GROWTH STAPLES (4.5%)
                                                    -----------
                                                       906,581        2,200  Bausch & Lomb, Inc.                            114,180
                                                    -----------
            CREDIT CYCLICAL (3.3%)                                   11,800  McDonald's Corp.                               292,994
    3,000   New York Community Capital Trust V                        2,900  Merck & Company, Inc.                          133,980
            6.000%                                     229,125        9,000  Mylan Laboratories, Inc.                       227,340
            Washington Mutual, Inc.                                   4,600  Neiman Marcus Group, Inc. (a)                  246,882
                                                                                                                        ------------
    5,300   5.375% (b)                                 294,998                                                            1,015,376
                                                                                                                        ------------
    3,900   5.375%                                     217,074
                                                    -----------
                                                       741,197
                                                    -----------



               See accompanying Notes to Schedule of Investments

                 CALAMOS GROWTH AND INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS DECEMBER 31, 2003

  NUMBER OF                                                    PRINCIPAL
   SHARES                                         VALUE         AMOUNT                                              VALUE
---------------------------------------------------------   ------------------------------------------------------------------
              FINANCIAL (5.3%)                              SHORT TERM INVESTMENTS (16.7%)
      3,733   Countrywide Financial Corp.     $  283,173           $  482,000  Exxon Mobil Corp.
      7,100   MBIA, Inc.                         420,533                       0.770%,  01/02/04                 $   482,000
     20,274   Sovereign Bancorp, Inc.            481,508            3,245,101  Bank of New York Institutional
                                              -----------
                                               1,185,214                       Cash Reserve Fund (d),
                                              -----------
              TELECOMMUNICATIONS (1.8%)                                        current rate 1.140%                  3,245,101
                                                                                                                  -----------
     31,000   Avaya, Inc. (a)                    401,140
                                              -----------
                                                                               TOTAL SHORT TERM
              TOTAL COMMON STOCK                                               INVESTMENTS
              (Cost $4,285,535)                5,321,270                       (Cost $3,727,101)                    3,727,101
                                              -----------                                                         -----------

                                                                   TOTAL INVESTMENTS (114.6%)                      25,638,906
                                                                                                                  -----------
                                                                   (Cost $22,642,596)
                                                                   LIABILITIES, LESS OTHER ASSETS (-14.6%)         (3,271,267)
                                                                                                                  -----------
                                                                   NET ASSETS (100.0%)                            $22,367,639
                                                                                                                  -----------


NOTES TO SCHEDULE OF INVESTMENTS

(a)  Non-income producing security.
(b) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Portfolio. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At December 31, 2003 the market value of 144A securities that can not currently be exchanged to the registered form is $1,941,219 or 8.7% of net assets of the Portfolio.
(c) Security trades at a price that takes into account the value, if any, of accrued but unpaid interest.
(d)  Security is purchased with the cash collateral from securities loaned.


           See accompanying Notes to Financial Statements

                       CALAMOS GROWTH AND INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003



ASSETS
 Investments, at value (cost $22,642,596) - including $3,167,268 of securities loaned      $    25,638,906
 Cash with custodian (interest bearing)                                                            115,659
 Accrued interest, dividends and other receivables                                                  74,929
 Receivable for Fund shares sold                                                                     1,212
 Other assets                                                                                       17,654
                                                                                           ---------------
             Total Assets                                                                       25,848,360
                                                                                           ===============

LIABILITIES AND NET ASSETS
 Payable for investments purchased                                                                 176,581
 Payable for Fund shares redeemed                                                                    8,461
 Payable to investment advisor                                                                      13,793
 Accounts payable and accrued liabilities                                                           36,785
 Payable upon return of securities loaned                                                        3,245,101
                                                                                           ---------------
            Total Liabilities                                                                    3,480,721
                                                                                           ---------------
NET ASSETS                                                                                 $    22,367,639
                                                                                           ===============

ANALYSIS OF NET ASSETS
Paid in Capital                                                                            $    20,733,072
Undistributed net investment income (loss)                                                         100,941
Accumulated net realized gain (loss) on investments                                             (1,462,684)
Unrealized appreciation (depreciation) of investments                                            2,996,310
                                                                                           ---------------
NET ASSETS                                                                                 $    22,367,639
                                                                                           ===============


Net Assets Applicable to Shares Outstanding                                                $    22,367,639
Shares Outstanding                                                                               1,755,118
Net Asset Value and Redemption Price Per Share                                             $         12.74
                                                                                           ===============




                 See accompanying Notes to Financial Statements

                       CALAMOS GROWTH AND INCOME PORTFOLIO


STATEMENT OF OPERATIONS
FOR YEAR ENDED DECEMBER 31, 2003



INVESTMENT INCOME
Interest                                                                         $       450,437
Dividends                                                                                387,522
Securities lending income                                                                  4,155
                                                                                 ---------------
   Total investment income                                                               842,114
                                                                                 ---------------

EXPENSES
Investment advisory fees                                                                 138,052
Accounting fees                                                                           23,024
Audit and legal fees                                                                      79,055
Custodian fees                                                                             8,569
Transfer agent fees                                                                        4,840
Trustees' fees                                                                            21,693
Other                                                                                     17,646
                                                                                 ---------------
   Total Expenses                                                                        292,879
Less Expense waived                                                                       22,985
                                                                                 ---------------
   Net Expenses                                                                          269,894
                                                                                 ---------------
NET INVESTMENT INCOME (LOSS)                                                             572,220
                                                                                 ---------------


REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                                  382,534
Change in net unrealized appreciation/depreciation on investments                      3,323,544
                                                                                 ---------------
NET GAIN (LOSS) ON INVESTMENTS                                                         3,706,078
                                                                                 ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                                     $     4,278,298
                                                                                 ===============

                 See accompanying Notes to Financial Statements

                       CALAMOS GROWTH AND INCOME PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002


                                                                                      YEAR ENDED
                                                                                     DECEMBER 31,
                                                                              2003                  2002
                                                                        ---------------        ---------------
OPERATIONS
Net investment income (loss)                                            $       572,220        $       613,431
Net realized gain (loss) on investments, options                                382,534               (750,644)
Change in net unrealized appreciation/depreciation on investments             3,323,544               (545,919)
                                                                        ---------------        ---------------
Net increase(decrease) in net assets resulting from operations                4,278,298               (683,132)
                                                                        ---------------        ---------------


DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                          (611,634)              (529,483)
Net realized gains                                                                    -                      -
                                                                        ---------------        ---------------
          Total Distributions                                                  (611,634)              (529,483)

NET INCREASE IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS                                                 2,837,578              1,971,727
                                                                        ---------------        ---------------


TOTAL INCREASE IN NET ASSETS                                                  6,504,242                759,112
                                                                        ---------------        ---------------


NET ASSETS
Beginning of period                                                          15,863,397             15,104,285
                                                                        ---------------        ---------------
End of period                                                           $    22,367,639        $    15,863,397
                                                                        ===============        ===============


Undistributed Net Investment Income/(loss)                              $       100,941        $       198,971



                 See accompanying Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - CALAMOS ADVISORS TRUST, a Massachusetts business trust organized February 17, 1999 (the "Trust"), consists of a single series, CALAMOS Growth and Income Portfolio (the "Portfolio"). The Trust currently offers the Portfolio's shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio commenced investment operations on May 19, 1999. The Portfolio seeks current income as its primary objective with capital appreciation as its secondary objective.

PORTFOLIO VALUATION - In computing the net asset value of the Portfolio, securities, including options, that are traded on a national securities exchange are valued at the last reported sales price. Securities quoted on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price ("NOCP"), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean of the most recently quoted bid and asked prices. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is valued at a fair value following procedures approved by the Board of Trustees or a committee thereof. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees or a committee thereof, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

Securities that are principally traded in a foreign market are valued as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Short term investment transactions are recorded on a trade date basis. Long term investment transactions are recorded on a trade date plus one basis, except for June 30th and December 31st, which are recorded on trade date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FEDERAL INCOME TAXES - No provision has been made for Federal income taxes since the Portfolio is taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 and has made such distributions to shareholders as to be relieved of all Federal income taxes.

DIVIDENDS - Dividends payable to shareholders are recorded on the ex-dividend date. Income and capital gain dividends are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for foreign currency transactions and contingent payment debt instruments.

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

                          NOTES TO FINANCIAL STATEMENTS

NOTE 2 - INVESTMENT ADVISOR AND TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with CALAMOS ASSET MANAGEMENT, INC. ("CAM"), the Portfolio pays an investment advisory fee at the annual rate of 0.75% of the average daily net assets of the Portfolio.

CAM has undertaken to limit normal operating expenses of the Portfolio to 1.00% of average daily net assets through May 31, 2003. As of June 1, 2003, CAM discontinued such waiver of expenses for the Portfolio. For the year ended December 31, 2003, CAM waived expenses of $22,985.

Certain portfolio transactions for the Portfolio can be executed through CALAMOS FINANCIAL SERVICES, INC. ("CFS") as broker, consistent with the Portfolio's policy of obtaining best price and execution. During the year ended December 31, 2003, the Portfolio paid no brokerage commissions to CFS on purchases and sales of portfolio securities.

Certain officers and trustees of the Trust are also officers and directors of CFS and CAM. All officers and affiliated trustees serve without direct compensation from the Trust.

The Portfolio has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" of CAM and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Portfolio. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the trustee. The value of a trustee's deferred compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the funds of the CALAMOS INVESTMENT TRUST as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries. Deferred compensation investments of $17,654 are included in "Other Assets" on the Statement of Assets and Liabilities at December 31, 2003. The Portfolio's obligation to make payments under the Plan is a general obligation of the Portfolio.

NOTE 3 - INVESTMENTS

Purchases and sales of investments other than short-term obligations for the year ended December 31, 2003 were as follows:

    Purchases                                        $ 14,847,839
    Proceeds from sales                                12,290,202

The following information is presented on an income tax basis as of December 31, 2003. Differences between amounts for financial statements and Federal income tax purposes are due to timing differences. The cost basis of investments for Federal income tax purposes at December 31, 2003 was as follows:

   Cost basis of investments                         $ 22,621,358
   Gross unrealized appreciation                        3,303,005
   Gross unrealized depreciation                          285,457
   Net unrealized appreciation                          3,017,548


NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS

                          NOTES TO FINANCIAL STATEMENTS


The tax character of distributions during the years ended December 31 was as follows:

                                                  2003               2002
Distributions paid from:                          ----               ----
   Ordinary Income                              $ 611,634         $ 529,483
   Net Long - Term Capital Gain                         -                 -
                                                ---------         ---------
   Total Taxable Distribution                   $ 611,634         $ 529,483

As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:



Undistributed ordinary income - net                              $    93,601
Accumulated capital losses                                        (1,462,403) *
Unrealized gain/(losses) - net                                     3,017,548 **
Other - net                                                          (14,179)
                                                                 -----------
Total accumulated earnings/(losses) - net                        $ 1,634,567


* As of December 31, 2003, the Portfolio had net tax basis capital loss carryforwards of $411,325, which will expire, if not used, in 2010, and a capital loss carryforward of $951,889, which, if not used, will expire in 2009.

      In addition, the Portfolio had a Post-October capital loss of $99,189 which will be treated as having occurred on January 1, 2004.

** The difference between book-basis and tax-basis unrealized gains/(losses) is attributable to the difference between book and tax amortization methods for premiums and discounts on fixed income securities and other temporary book/tax differences.

NOTE 5 - CAPITAL SHARE TRANSACTIONS

The following table summarizes the activity in capital shares of the Portfolio:

Year ended December 31, 2003:
                                                            SHARES                 DOLLARS
                                                       ---------------         ---------------
Shares sold                                                    353,754         $     4,112,433
Shares issued in reinvestment
  of distributions                                              52,010                 611,634
Less shares redeemed                                          (166,886)             (1,886,489)
                                                       ---------------         ---------------
     Share Increase                                            238,878         $     2,837,578
                                                       ===============         ===============
Year ended December 31, 2002:
                                                            SHARES                 DOLLARS
                                                       ---------------         ---------------
Shares sold                                                    385,637         $     4,191,882
Shares issued in reinvestment
  Of distributions                                              49,651                 529,483
Less shares redeemed                                          (257,137)             (2,749,638)
                                                       ---------------         ---------------
     Share Increase                                            178,151         $     1,971,727
                                                       ===============         ===============

                         NOTES TO FINANCIAL STATEMENTS

NOTE 6 - SECURITIES LENDING

During the period ended December 31, 2003, the Portfolio lent certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. The Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Portfolio may pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging these loans. The Portfolio would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Portfolio would not have the right to vote the securities during the existence of the loan but generally would call the loan in an attempt to permit voting of the securities. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the investment manager will monitor the creditworthiness of the firms to which the Portfolio lends securities. At December 31, 2003, the Portfolio had securities valued at $3,167,268 that were on loan to broker-dealers and banks and the Portfolio had $3,245,101 in cash collateral.

                       CALAMOS GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                                                        MAY 19,
                                                                              YEAR ENDED DECEMBER 31,                  TO DEC 31,
                                                                2003           2002          2001          2000          1999
                                                           -------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 10.46       $  11.29       $ 12.30        $ 12.18      $ 10.00
                                                           -------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                            0.34           0.43          0.38           0.31         0.09
Net realized and unrealized gain (loss) on investments           2.32          (0.89)        (0.99)          0.39         2.23
                                                           -------------------------------------------------------------------------
     Total from investment operations                            2.66          (0.46)        (0.61)          0.70         2.32
                                                           -------------------------------------------------------------------------

DISTRIBUTIONS:
Dividends from net investment income                            (0.38)         (0.37)        (0.40)         (0.30)       (0.09)
Dividends from net realized gains                                   -              -             -          (0.28)           -
Distributions paid from capital                                     -              -             -              -        (0.05)
                                                           -------------------------------------------------------------------------
     Total distributions                                        (0.38)         (0.37)        (0.40)         (0.58)       (0.14)
                                                           -------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 12.74       $  10.46       $ 11.29        $ 12.30      $ 12.18
                                                           =========================================================================

Total Return (a)                                                25.76%         (4.10%)       (4.87%)         5.72%       23.19%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000)                               $22,368       $ 15,863       $15,104        $10,859      $ 2,542
Ratio of net expenses to average net assets                      1.47%          1.00%         1.00%          1.00%        1.00% *
Ratio of net investment income to average net assets             3.11%          3.98%         3.41%          3.01%        3.10% *
Ratio of gross expenses to average net assets prior to
  waiver of expenses by the advisor                              1.59%          1.78%         1.28%          3.44%        9.86% *


PORTFOLIO TURNOVER RATE                                         68.46%         42.88%        57.57%         70.51%       31.65% *


 *   Annualized
(a)  Total return is not annualized for periods that are less than a full year.

                         REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
Calamos Advisors Trust -
   Calamos Growth and Income Portfolio


We have audited the accompanying statement of assets and liabilities of Calamos Advisors Trust (comprising the Calamos Growth and Income Portfolio), including the schedule of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calamos Advisors Trust at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


/s/ ERNST & YOUNG LLP

Chicago, Illinois
February 10, 2004

                               TRUSTEES & OFFICERS

The management of the Trust, including general supervision of duties performed for the Fund under the Investment Management Agreement, is the responsibility of its board of trustees.

The following table sets forth, as of December 31, 2003 each trustee's position(s) with the Trust, age, principal occupation during the past five years, number of portfolios overseen, other directorships, and the date on which the trustee first became a trustee of the Trust.


                                                                NUMBER OF PORTFOLIOS IN
NAME AND AGE             POSITION(S) HELD WITH TRUST AND DATE        FUND COMPLEX        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
AT DECEMBER 31, 2003     FIRST ELECTED OR APPOINTED TO OFFICE     OVERSEEN BY TRUSTEE            AND OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE INTERESTED PERSONS OF TRUST:

John P. Calamos, Sr.     Trustee and President (since 1999)               11              President and CEO, Calamos Holdings Inc.
63*                                                                                       ("CHI") Calamos Asset Management. Inc.
                                                                                          ("CAM") and Calamos Financial Services,
                                                                                          Inc. ("CFS")

Nick P. Calamos,  42*    Trustee and Vice President (since 1999)          11              Senior Executive Vice President, CHI,
                                                                                          CAM and CFS

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF TRUST:



Richard J. Dowen, 59**   Trustee (since 1999)                             11              Chair and Professor of Finance, Northern
                                                                                          Illinois University

Joe F. Hanauer,   66     Trustee (since 2001)                             11              Director of MAF Bancorp (banking),
                                                                                          Director, Homestore.com, Inc., (Internet
                                                                                          provider of real estate information and
                                                                                          products); Director, Combined
                                                                                          Investments, L.P. (investment
                                                                                          management)

John E. Neal,     53     Trustee (since 2001)                             11              Managing Director, Bank One Capital
                                                                                          Markets, Inc. (investment banking)
                                                                                          (since 2000); Executive Vice President
                                                                                          and Head of Real Estate Department, Bank
                                                                                          One (1998-2000); Director, The Brickman
                                                                                          Group, Ltd.

Weston W. Marsh,  53     Trustee (since 2002)                             11              Partner, Freeborn & Peters (law firm)

William R. Rybak, 52     Trustee (since 2002)                             11              Retired Private Investor; Executive Vice
                                                                                          President and CFO, Van Kampen
                                                                                          Investments, Inc. (investment manager)
                                                                                          prior thereto; Director, Howe Barnes
                                                                                          Investments; Director, Private Bancorp,
                                                                                          Inc.


* Messrs. John Calamos and Nick Calamos are trustees who are "interested person" of the Trust as defined in the Investment Company Act of 1940 (the "1940 Act") because of their position with Calamos.

** Effective January 1, 2004, Mr. Dowen resigned as a trustee of the Trust.

OFFICERS. Messrs. John Calamos and Nick Calamos are president and vice president of the Trust, respectively. The preceding table gives more information about Messrs. John Calamos and Nick Calamos. The following table sets forth as of December 31, 2003 each other officer's name, position with the Trust, age, principal occupation during the past five years, other directorships, and the date on which he or she first became and officer of the Trust. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the board of trustees.


NAME AND AGE AT               POSITION(S) HELD WITH TRUST AND DATE FIRST  PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND OTHER
DECEMBER 31, 2003             ELECTED OR APPOINTED TO OFFICE              DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
Rhowena Blank, 35             Treasurer (since 1999)                      Vice President-Operations, CAM (since
                                                                          1999); Vice President, CFS (since 2000);
                                                                          and Director of Operations, Christian
                                                                          Brothers Investment Services (1998-1999)

Patrick H. Dudasik, 48        Vice President (since 2001)                 Executive Vice President, Chief
                                                                          Financial Officer and Administrative
                                                                          Officer, and Treasurer of CHI, CAM and
                                                                          CFS (since 2001); and Chief Financial
                                                                          Officer, David Gomez and Associates,
                                                                          Inc. (1998-2001) (executive search firm)

James S. Hamman, Jr.,  34     Secretary (since 1999)                      Executive Vice President and General
                                                                          Counsel, CHI, CAM and CFS (since 1998)

Jeff Lotito, 31               Assistant Treasurer (since 2000)            Operations Manager, CAM (since 2000);
                                                                          Manager-Fund Administration, Van Kampen
                                                                          (1999-2000); Supervisor-Corporate
                                                                          Accounting, Stein Roe and Farnham
                                                                          (1998-1999) (investment management)

Ian J. McPheron, 32           Assistant Secretary (since 2003)            Associate Counsel and Director of
                                                                          Compliance of CAM and CFS (since 2002);
                                                                          Associate, Gardner, Carton & Douglas
                                                                          (law firm) (2002); Vice President,
                                                                          Associate General Counsel and Assistant
                                                                          Secretary, Van Kampen Investments, Inc.
                                                                          (2000-2002); Associate, Wildman,
                                                                          Harrold, Allen & Dixon (law firm)
                                                                          (1997-2000)

The Statement of Additional Information ("SAI") includes additional information about fund directors and is available upon request without charge by calling our toll free number (800) 582-6959.

                             IMPORTANT TAX AND OTHER
                            SUPPLEMENTARY INFORMATION
                                   (Unaudited)

QUALIFIED DIVIDEND INCOME FOR INDIVIDUALS
For the year ended December 31, 2003, $44,175 is designated by the Portfolio as qualified dividend income.

DIVIDEND RECEIVED DEDUCTION
For the year ended December 31, 2003, 6.80% of the dividends paid from net investment income, including short-term gains, qualifies for the dividends received deduction available to corporate shareholders of the Portfolio.

PROXY VOTING POLICIES
A description of the CALAMOS Proxy Voting Policies and Procedures is available by calling (800) 582-6959 by visiting its website at www.calamos.com or by writing CALAMOS at: CALAMOS INVESTMENTS, Attn: Client Services, 1111 East Warrenville Road, Naperville, IL 60563, and on the Securities and Exchange Commission's website at www.sec.gov.

ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or person performing similar functions.

(b) Not applicable.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver from its Code of Ethics during the period covered by the shareholder report presented in
    Item 1 hereto.

(e) Not applicable.

(f) (a) The registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that, for the period covered by the shareholder report presented in Item 1 hereto, it had three audit committee financial experts serving on its audit committee, each of whom is an independent Trustee for purpose of this N-CSR item: Richard J. Dowen, John E. Neal and William Rybak. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of
Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligation, or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fee - $20,000 and $34,000 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant; annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees - There were no fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees - $1,361 and $21,256 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, tax planning and tax return preparation.

    There were no fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the investment adviser for tax compliance, tax advice and tax planning that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(d) All Other Fees - There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraph (a)-(c) of this
    Item 4.

    There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the investment adviser, other than the services reported in paragraphs (a)-(c) of this Item 4, that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(e) (1) Registrant's audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

    The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant, including the fees and other compensation to be paid to the principal accountants; provided that the pre-approval of non-audit services is waived if (i) the services were not recognized by management at the time of the engagement as non-audit services, (ii) the aggregate fees for all non-audit services provided to the registrant is less than 5% of the total fees paid by the registrant to its principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

    The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant if the engagement relates directly to the operations or financial reporting of the registrant, including the fees and other compensation to be paid to the principal accountants; provided that pre-approval of non-audit services to the adviser or an affiliate of the adviser is not required if (i) the services were not recognized by management at the time of the engagement as non-audit services, (ii) the aggregate fees for all non-audit services provided to the adviser and all entities controlling, controlled by or under common control with the adviser are less than 5% of the total fees for non-audit services requiring pre-approval under paragraph (e)(1) of this Item 4 paid by the registrant, the adviser or its affiliates to the registrant's principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

    (2) 100% of the services provided to the registrant described in paragraphs
    (b)-(d) of this Item 4 were pre-approved by the audit committee pursuant to paragraphs (e)(1) of this Item 4. There were no services provided to the investment adviser or any entity controlling, controlled by or under common control with the adviser described in paragraphs (b)-(d) of this Item 4 that were required pre-approved by the audit committee.

(f) No disclosures are required by this Item 4(f).

(g) $1,361 and $21,256 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the registrant. $90,200 and $9,200 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the investment adviser or any entity controlling, controlled by or under common control with the adviser. All of the aggregate fees billed by the principal accountant for non-audit services to the registrant's investment adviser relate to services that began prior to the adoption of rules requiring audit committee pre-approval. However, the registrant's audit committee did approve such non-audit services.

(h) No disclosures are required by this Item 4(h).

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.

Not applicable

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS, not applicable to Annual Reports for the period ended December 31, 2003.

ITEM 10. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)  Code of Ethics

(a)(2)(i)  Certification of Principal Executive Officer.

(a)(2)(ii)  Certification of Principal Financial Officer.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust

By:    /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  February 23, 2004

By:    /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  February 23, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust

By:   /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  February 23, 2004

By:   /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  February 23, 2004